ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables to retailers on JDDJ	¥ 199,344		¥ 220,913
Accrued marketing expenses	171,501		179,608
Salaries and welfare payables	151,101		227,338
Advance for online advertising and marketing services	141,141		88,694
Deposits from retailers and outsourced agencies	78,379		56,466
Advance for delivery services	60,592		37,222
Tax payables	40,034		13,581
Professional fee payable	30,741		62,048
Others	49,650		46,073
Total	¥ 922,483	$ 129,929	¥ 931,943